Long-Term Borrowing (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 23, 2022 CNY (¥)	Dec. 23, 2022 USD ($)
Long-Term Borrowing [Line Items]
Maturing year	1 year				1 year
Loan amount						¥ 5,000,000	$ 705,945
Interest rate of long term debt						4.15%	4.15%
Remaining loan amount	¥ 2,833,080				$ 400,000	¥ 3,800,000	$ 536,519
Outstanding	4,400,000	$ 621,232
Interest expenses	192,755	$ 27,215	¥ 172,578	¥ 197,103
Long Term Loan [Member]
Long-Term Borrowing [Line Items]
Debt repaid	¥ 600,000				$ 84,713	¥ 50,000	$ 7,059